SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2019
Subsequent Events
SUBSEQUENT EVENTS

On August 14, 2019, the Company closed a non-brokered private placement of unsecured subordinated convertible debenture units of the Company for gross proceeds of $713,000.

On October 10, 2019, the Company, through its wholly-owned subsidiary Cordova CA Holdings, LLC (“CA Holdings”), entered into a non-binding letter of intent (the “LOI”) to purchase real assets and intellectual property (the “Assets”) of a third party Los Angeles-based cannabis venture (the “Transaction). Pursuant to the terms of the LOI, Cordova has agreed to issue a total of ten million (10,000,000) common shares of the Company, valued at US $2,000,000, to the vendor in exchange for the Assets. Post closing of the Transaction, the vendors would own approximately twenty percent of the outstanding common shares of the Company. Furthermore, Cordova has also agreed to commit a further US $1,500,000 to fund the required capital expenditures and efforts of the Operators to advance the operations in California.

On November 7, 2019 and in connection with the LOI, CA Holdings made a down payment in the amount of US $300,000 (the “Down Payment”). In connection with the LOI, CA Holdings received a promissory note (the “Promissory Note”) in exchange for the Down Payment for the principal amount of US $300,000, due six months from the date of issuance bearing interest at a rate of 5% per annum. The Promissory Note has been personally guaranteed by the vendors selling the Assets to CA Holdings (the “Personal Guarantee”). CA Holdings financed the Down Payment through a loan (the “Loan”) from a group of investors (the “Syndicate”), due six (6) months from the date of issuance bearing interest at a rate of 15% per annum. Furthermore, CA Holdings transferred the Personal Guarantee to the benefit of the Syndicate in relation to the Loan. The Syndicate has a right to settle the Loan on the same terms that CA Holdings finances the balance of the Cash Commitment. The Syndicate also received a total upfront fee of US $5,600 for providing the Loan.